Note 8 - Discontinued Operations - Results of Discontinued Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Net loss attributable to discontinued operations	$ (1,421,001)	$ (1,077,542)
Drybulk Fleet [Member] | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Voyage revenue	11,379,371	8,551,308
Commissions	(642,898)	(489,434)
Voyage expenses	(747,653)	(930,971)
Vessel operating expenses	(4,443,003)	(3,661,567)
Drydocking expenses	(1,442,657)	(80,825)
Management fees	(800,621)	(660,983)
Vessel depreciation	(2,531,778)	(2,375,994)
Other general and administrative expenses	(1,189,720)	(486,577)
Operating loss	(418,959)	(135,043)
Total other expenses, net	(921,838)	(942,499)
Net loss	(1,340,797)	(1,077,542)
Dividend Series B Preferred Shares	(80,204)
Net loss attributable to discontinued operations	$ (1,421,001)	$ (1,077,542)
Loss per share attributable to common shareholders, basic and diluted (in dollars per share)	$ (0.64)	$ (0.49)
Weighted average number of shares outstanding during period, basic and diluted (in shares)	2,226,753	2,206,151